Revenue Recognition - Schedule of Company's Major Customer (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Regional Distributor A [Member]
Concentration of risk percenatge	39.00%	51.00%	37.00%	47.00%
Regional Distributor B [Member]
Concentration of risk percenatge	8.00%	12.00%	8.00%	15.00%
Regional Distributor C [Member]
Concentration of risk percenatge	17.00%	4.00%